Consolidated Statements Of Changes In Shareholders' Equity (Deficit) - USD ($)	Total	Tailwind Two Acquisition Corp [Member]	Redeemable Convertible Preferred Stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Tailwind Two Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Tailwind Two Acquisition Corp [Member]	Accumulated Other Comprehensive Loss	Non-controlling Interest	Common Class A [Member] Common Stock [Member] Tailwind Two Acquisition Corp [Member]	Common Class B [Member] Common Stock [Member] Tailwind Two Acquisition Corp [Member]
Balance at the beginning at Dec. 31, 2019	$ (32,260,000)		$ 8,000,000	$ 0	$ 6,111,000		$ (47,629,000)		$ (10,000)	$ 9,268,000
Balance at the beginning (in shares) at Dec. 31, 2019			396,870	2,407,946
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,455,000)						(10,455,000)
Other comprehensive loss, net of tax	(194,000)								(194,000)
Contributions from non-controlling interest, net of issuance costs	14,475,000									14,475,000
Share-based compensation	1,230,000				1,230,000
Share-based compensation (in share)				(6,250)
Exercise of stock options (in shares)				37,938
Exercise of stock options	113,000				113,000
Balance at the end at Dec. 31, 2020		$ 18,907				$ 24,137		$ (6,093)				$ 863
Balance at the end at Dec. 31, 2020	(27,091,000)		$ 8,000,000	$ 0	7,454,000		(58,084,000)		(204,000)	23,743,000
Balance at the end (in shares) at Dec. 31, 2020			396,870	2,439,634								8,625,000
Balance at the beginning at Nov. 17, 2020		0				0		0			$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020											0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		25,000				24,137						$ 863
Issuance of Class B common stock to Sponsors (in shares)												8,625,000
Net loss		(6,093)						(6,093)
Balance at the end at Dec. 31, 2020		18,907				24,137		(6,093)				$ 863
Balance at the end at Dec. 31, 2020	$ (27,091,000)		$ 8,000,000	$ 0	7,454,000		(58,084,000)		(204,000)	23,743,000
Balance at the end (in shares) at Dec. 31, 2020			396,870	2,439,634								8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors (in shares)	5,080,409
Proceeds received in excess of fair value of Private Placement Warrants		4,056,000				4,056,000
Accretion to Class A Ordinary Shares subject to possible redemption		(30,151,972)				$ (4,080,137)		(26,071,835)
Net loss	$ (138,982,000)	(2,450,595)					(138,982,000)	(2,450,595)
Other comprehensive loss, net of tax	168,000								168,000
Contributions from non-controlling interest, net of issuance costs	0
Share-based compensation	$ 678,000				678,000
Exercise of stock options (in shares)	21,716			21,716
Exercise of stock options	$ 242,000				242,000
Issuance of common stock in exchange for non-controlling interest, net of issuance costs	(432,000)				23,311,000					(23,743,000)
Issuance of common stock in exchange for non-controlling interest, net of issuance costs (in share)				388,064
Issuance of warrants, net of issuance costs	66,060,000				66,060,000
Balance at the end at Dec. 31, 2021		$ (28,527,660)						$ (28,528,523)				$ 863
Balance at the end at Dec. 31, 2021	$ (99,357,000)		$ 8,000,000	$ 0	$ 97,745,000		$ (197,066,000)		$ (36,000)	$ 0
Balance at the end (in shares) at Dec. 31, 2021			396,870	2,849,414								8,625,000